Liquid assets position	6 Months Ended
Jun. 30, 2019
Liquid assets position
Liquid assets position

Liquid assets position

Cash and cash equivalents totaled €1,147.9 million on June 30, 2019.

A net decrease of €142.9 million in cash and cash equivalents was recorded during the first six months of 2019, compared to a net decrease of €84.4 million during the first six months of 2018.  This net decrease was composed of €152.5 million of operational cash burn, offset by (i) €7.8 million of cash proceeds from capital and share premium increases from exercise of warrants in the first six months of 2019 and (ii) €1.9 million of unrealized positive exchange rate differences.

Cash and cash equivalents amounted to €1,147.9 million on June 30, 2019 and comprised cash and cash at banks, short term bank deposits and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value. Our cash management strategy may allow short term deposits with an original maturity exceeding three months while monitoring all liquidity aspects. Cash and cash equivalents comprised €514.7 million of term deposits with an original maturity longer than three months but which are available upon one month notice period. Cash at banks were mainly composed of savings accounts and current accounts. We maintain our bank deposits in highly rated financial institutions to reduce credit risk. Cash invested in highly liquid money market funds represented €199.0 million and aim at meeting short-term cash commitments, while reducing the counterparty risk of investment.

	June 30,	December 31,
	2019	2018
	(Euro, in thousands)
Cash at banks	€434,228	€358,016
Term deposits	514,701	733,537
Money market funds	198,993	199,243
Total cash and cash equivalents	€1,147,923	€1,290,796

On June 30, 2019, our cash and cash equivalents included $279.4 million held in U.S. dollars which could generate foreign exchange gains or losses in our financial results in accordance with the fluctuation of the EUR/U.S. dollar exchange rate as our functional currency is EUR.

Finally, our balance sheet held R&D incentives receivables from the French government (Crédit d’Impôt Recherche), to be received in four yearly tranches, and R&D incentives receivables from the Belgian Government, for a total of €94.3 million as at June 30, 2019.